BUSINESS COMBINATION (Details Textual)	12 Months Ended						12 Months Ended	1 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Incentive Shares for Bond [Member] USD ($)	Jun. 30, 2013 September 2013 [Member] Cash Consideration USD ($)	Jun. 30, 2013 September 2014 [Member] Cash Consideration USD ($)	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Incentive Shares [Member]	Sep. 02, 2011 Concord [Member] USD ($)	Jul. 31, 2011 Concord [Member] USD ($)	May 31, 2011 Concord [Member] USD ($)	Jun. 30, 2012 Concord [Member] USD ($)	Jun. 30, 2011 Concord [Member] USD ($)	Jun. 30, 2011 Concord [Member] SGD	Jun. 30, 2010 Concord [Member] USD ($)	May 30, 2013 Bond [Member] USD ($)	Apr. 30, 2013 Bond [Member] USD ($)	Apr. 01, 2013 Bond [Member] USD ($)	Jun. 30, 2013 Bond [Member] USD ($)	Jun. 30, 2012 Bond [Member] USD ($)	Jun. 30, 2013 Bond [Member] Hollysys Automation Tech. [Member] USD ($)	Sep. 30, 2014 Bond [Member] Subsequent Event [Member] USD ($)	Sep. 30, 2013 Bond [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2013 Bond [Member] Installment One [Member] USD ($)	Jun. 30, 2013 Bond [Member] Installment Two [Member] USD ($)	Jun. 30, 2013 Customer Relationships [Member] Concord [Member] USD ($)	Jun. 30, 2013 Customer Relationships [Member] Bond [Member] USD ($)	Jun. 30, 2013 Customer Relationships [Member] Bond [Member] Maximum [Member]	Jun. 30, 2013 Customer Relationships [Member] Bond [Member] Minimum [Member]	Jul. 31, 2011 Order or Production Backlog [Member] Concord [Member]	Jun. 30, 2011 Order or Production Backlog [Member] Concord [Member] USD ($)	Jun. 30, 2013 Order or Production Backlog [Member] Bond [Member] USD ($)	Jun. 30, 2013 Order or Production Backlog [Member] Bond [Member] Maximum [Member]	Jun. 30, 2013 Order or Production Backlog [Member] Bond [Member] Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					50.00%	20.00%						100.00%	100.00%				100.00%
Business Acquisition Cost Of Acquired Entity Purchases Price												$ 42,910,784					$ 73,804,695
Business Acquisition, Cost of Acquired Entity, Cash Paid									20,750,000	20,750,000		33,789,285	41,500,000			16,390,000	36,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,006,788							1,407,907
Equity Method Investment, Quoted Market Value								9,121,499							16,908,964
Options outstanding, Options granted (in shares)							1,510,181
Business Acquisition Purchases Price Allocation Amortizable Intangible Assets																									529,162	2,900,056				1,428,091	11,459,290
Finite-Lived Intangible Asset, Useful Life																									5 years		60 months	57 months	2 years			33 months	21 months
Business Combination, Acquisition Related Costs											351,836							547,529
Business Combination, Consideration Transferred, Total																	73,000,000
Business Combination Nominal Value of Shares																							10,940,893	10,895,568
Business Acquisition, Pro Forma Revenue											24,237,402	295,966,559		199,341,604				392,481,505	364,217,246	22,794,659
Business Acquisition, Pro Forma Net Income (Loss)											1,936,780	48,967,621		33,225,194				57,813,313	60,108,836	1,791,123
Number of Equal Installments in Incentive Shares to Selling Shareholders	2
Delivery Period Incentive Shares After Filing of Annual Report 2014	30 days
Delivery Period Incentive Shares After Filing of Annual Report 2015	30 days
Number Of Equal Installments On Cash Paid Of Acquisition	2
Number Of Selling Shareholders Of Concord	2
Business Acquisition Cash Consideration Installments																					13,286,000	5,383,270
Business Acquisition Cash Payments Expect In September 2013																		5,510,000
Business Acquisition Cash Payments Expect In September 2014																		14,600,000
Fair Value of Accounts Receivable												8,325,504					9,966,206
Gross Contractual Accounts Receivable																	10,720,334
Contractual Cash Flows Collected at Acquisition																	754,128
Percentage Of Total Incentive Shares On Premium Shares Issuable																		15.00%
Premium Shares Issuable Of Total Incentive Shares																		3,300,000
Minimum Percentage of Annual Growth Rate Performance Target																		20.00%
Business Combination Contingent Consideration Liability Current			5,435,451
Business Combination Contingent Consideration Liability NonCurrent		$ 22,691,010		$ 13,542,450